Analysis of cash and cash equivalents - collateral and reserve deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of cash and cash equivalents
Cash collateral posted with bank counterparties	£ 0	£ 0	£ 0
Mandatory reserve deposits at central banks	£ 231	£ 231	£ 198